ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current accounts payable and accrued liabilities
Trade payables	$ 3,705,626	$ 3,993,203	$ 898,711
Accrued liabilities	1,421,433	2,163,886	1,117,673
Accrued vacation	335,681	211,168	142,730
Accrued employee termination expenses		13,887	373,171
Other accounts payable	535,124	320,306	190,496
Share appreciation rights liability	59,036
Collaboration, license and settlement agreements provision	1,186,600	1,092,006	1,887,779
Total current accounts payable and accrued liabilities	7,243,500	7,794,456	4,610,560
Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision		1,186,601	2,241,979
Non-current accrued liabilities		1,186,601	2,241,979
Total accounts payable and accrued liabilities	7,243,500	$ 8,981,057	$ 6,852,539
Settlement charges	470,349
Settlement provision	$ 716,251